Summary of significant accounting policies - Employee Benefits (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Percentage of VSAO contributions in total company's defined benefit plans	90.00%
VSAO
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Defined benefit plan, employer contribution	60.00%
Defined benefit plan, employee contribution	40.00%
Voluntary complementary plan
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Defined benefit plan, employer contribution	70.00%
Defined benefit plan, employee contribution	30.00%
Number of employees that participated	33	32
Number of eligible employees	33	32